Capital Stock and Long-term Retention Plan - Other (Details)	12 Months Ended
Dec. 31, 2023 MXN ($) director $ / shares
Classes of share capital
Number of board of directors	20
Restated for inflation tax value of common stock | $	$ 64,361,742
Series D Shares [Member]
Classes of share capital
Number of directors can be elected by class of shareholders	2
Preferred stock dividend percentage	5.00%
Preferred stock dividend proposed (in Ps. per share) | $ / shares	$ 0.00034412306528
Preferred stock liquidation preference (in Ps. per share) | $ / shares	$ 0.00688246130560
Series L Shares [Member]
Classes of share capital
Number of directors can be elected by class of shareholders	2
Series Shares [Member]
Classes of share capital
Number of directors can be elected by class of shareholders	11
Series B Shares [Member]
Classes of share capital
Number of directors can be elected by class of shareholders	5